TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables
Figures in million - SA rand	2018	2017	2016
Trade receivables - gold sales	433.8	499.6	658.1
Trade receivables - PGM sales[1]	5,310.1	4,512.4	4,001.9
Other trade receivables	436.6	431.4	306.5
Payroll debtors	127.9	174.1	154.7
Interest receivable	8.9	8.5	6.6
Financial assets	6,317.3	5,626.0	5,127.8
Prepayments	296.9	245.0	298.1
Value added tax	218.8	326.6	322.0
Total trade and other receivables	6,833.0	6,197.6	5,747.9

[1] The PGM sales trade receivables consists of trade receivables invoiced and outstanding of R1,523.6 million and contract receivables of R3,786.5 million.